Net Loss Per Share Attributible To Ordinary Sharholders - Schedule of Basic and Diluted Net Loss Per Ordinary Share (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net loss		$ (46,421)	$ (49,317)	$ (43,500)
Denominator:
Weighted-average shares used in computing loss per share attributable to ordinary shareholders, basic		111,382,369	80,949,032	72,021,520
Loss per share attributable to ordinary shareholders, basic		$ (0.42)	$ (0.61)	$ (0.6)
Numerator:
Adjusted Net loss	[1]	$ (46,421)	$ (49,317)	$ (43,696)
Denominator:
Weighted-average shares used in computing loss per share attributable to ordinary shareholders, diluted		111,382,369	80,949,032	72,053,372
Loss per share attributable to ordinary shareholders, diluted		$ (0.42)	$ (0.61)	$ (0.61)

[1]	Loss per share attributable to ordinary shareholders, diluted, was adjusted and take into consideration warrants liabilities revaluations as part of the Company’s net loss for 2023 as set forth in the following table.